Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 9,221,451	$ 10,159,886
Less: accumulated depreciation	(1,852,348)	(1,749,361)
Less: impairment loss	(813,344)
Translation adjustments	6,910
Property, plant and equipment, net	6,562,669	8,410,525
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	2,689,763	3,257,452
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	29,132	66,632
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	236,008	237,264
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	40,947	75,114
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	5,917,815	6,234,238
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 307,786	$ 289,186